Organization and principal activities (Details Narrative) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2010
Earnings per share [line items]
Country of incorporation		Cayman Islands
Date of incorporation		Jun. 24, 2010
Share price					¥ 0.00005
Registered capital		¥ 326	¥ 325
Voting interest		80.00%
VIEs [Member]
Earnings per share [line items]
Interest income on loan rate		100.00%	100.00%	100.00%
Total assets percentage		101.40%	100.00%
Total liabilities percentage		99.90%	99.30%
Hubei Chutian Microfinance Co., Ltd [Member]
Earnings per share [line items]
Country of incorporation		PRC
Variable interest entity, ownership percentage hold by True Silver	80.00%
Registered capital	¥ 450,000,000	¥ 450,000,000
Ownership interest held by the former shareholders	88.70%
Chutian Financial Holdings (Hong Kong) Limited [Member]
Earnings per share [line items]
Country of incorporation		Hong Kong
Date of incorporation		Aug. 12, 2016
Registered capital		¥ 10,000
Paid-up share capital		¥ 10,000
Ordinary shares capital		100
True Silver Limited [Member]
Earnings per share [line items]
Country of incorporation		British Virgin Islands
Date of incorporation		Jun. 28, 2016
Business acquisition consideration paid in cash	¥ 228,000,000
Registered capital		¥ 50,000
Paid-up share capital		¥ 50,000
Ordinary shares capital		50,000
True Silver Limited [Member] | Ordinary Shares [Member]
Earnings per share [line items]
Business acquisition consideration paid, shares issued	772,283,308
Share price	¥ 1.00
Xiniya Holdings Limited [Member]
Earnings per share [line items]
Divestiture of business, consideration receivable in cash	¥ 228,000,000
Share Pledge Agreement [Member]
Earnings per share [line items]
Shareholders holding description		Shareholders holding 80% Equity Interests of Chutian pledged all of their equity interests in Chutian to Chutian Holding to guarantee the performance of Chutian’s obligations under the Exclusive Consigned Management Agreement, Shareholders Voting Proxy Agreement and Exclusive Purchase Option Agreement (the “Main Agreements”).
Shareholders Voting Proxy Agreement [Member]
Earnings per share [line items]
Shareholders holding description		Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian;
Exclusive Purchase Option Agreement [Member]
Earnings per share [line items]
Shareholders holding description		Shareholders holding 80% Equity Interests of Chutian
Management Service Agreement [Member] | Chutian and Chutian Holding [Member]
Earnings per share [line items]
Exclusive Consigned Management Service Agreement		Chutian Holding is entitled to collect a service fee equal to 80% of the net operating income of Chutian (the “Service Fees”). The Service Fees are due and payable on a quarterly basis; provided, however, in principle, the payment of the Service Fees should not cause any difficulty to the operation of either party to this Agreement. The exclusive Consigned Management Service Agreement has a term of five (5) years. Chutian is not entitled to unilaterally terminate this Agreement.Chutian Holding has the right to terminate this Agreement by giving a thirty (30) day prior notice to Chutian.
VIE Agreements [Member] | Hubei Chutian Microfinance Co., Ltd [Member]
Earnings per share [line items]
Contractual agreements description		Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results.